Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
Financial information for each segment follows:

(In thousands)	Bananas	Salads and Healthy Snacks[1]	Other Produce	Corporate Costs[2]	Consolidated
2014
Net sales	$2,021,027	$942,675	$126,522	$—	$3,090,224
Operating income (loss)	113,698	15,753	(5,307)	(96,740)	27,404
Depreciation and amortization	22,726	34,885	205	2,850	60,666
Equity in earnings of investees	2,750	—	—	—	2,750
Total assets	1,085,878	435,835	30,945	59,380	1,612,038
Expenditures for long-lived assets	34,772	11,435	41	3,403	49,651
2013
Net sales	$1,969,560	$967,161	$120,761	$—	3,057,482
Operating income (loss)	111,569	(7,657)	(2,326)	(51,741)	49,845
Depreciation and amortization[3]	23,401	37,603	257	4,020	65,281
Equity in earnings of investees	258	—	—	—	258
Total assets	1,081,531	466,174	27,885	83,548	1,659,138
Expenditures for long-lived assets	26,587	18,757	37	3,673	49,054
2012
Net sales	$1,985,472	$952,882	$139,983	$—	3,078,337
Operating income (loss)	77,454	(218,292)	(18,120)	(94,876)	(253,834)
Depreciation and amortization	23,889	35,867	421	2,977	63,154
Equity in (losses) earnings of investees	344	(33,777)	—	—	(33,433)
Total assets	1,082,685	494,348	33,418	87,311	1,697,762
Expenditures for long-lived assets	23,351	23,070	131	6,888	53,440

1.
Salads and Healthy Snacks operating income includes $180 million ($171 million, net of tax) of goodwill and trademark impairments in 2012 as described in Note 2. Segment operating income and equity in (losses) earnings of investees includes $32 million in 2012 to fully impair the company's equity-method investment and related assets and to record estimates of probable cash obligations to the Danone JV as described in Note 9.

2.	Corporate costs include $51 million of transaction-related costs in 2014 as described in Note 5 and $35 million of relocation and restructuring costs in 2012 as described in Note 4.

3.	Depreciation and amortization allocations between segments for 2013 have been revised by $1 million. Consolidated totals and operating income by segment did not change.

Schedule of Financial Information by Geographic Area
Financial information by geographic area is as follows:

(In thousands)	2014	2013	2012
Net sales:
United States	$1,911,404	$1,858,418	$1,773,210

Italy	211,487	213,838	213,386
Germany	157,341	172,898	191,673
Other Core Europe	487,301	485,742	549,131
Total Core Europe[1]	856,129	872,478	954,190
Other International	322,691	326,586	350,937
Foreign net sales	1,178,820	1,199,064	1,305,127
Total net sales	$3,090,224	$3,057,482	$3,078,337

[1]	Core Europe includes the 28 member states of the European Union, Switzerland, Norway and Iceland.

Schedule of Property, Plant and Equipment by Geographic Area
Property, plant and equipment by geographic area:

	December 31,
(In thousands)	2014	2013
Property, plant and equipment, net:
United States	$210,041	$221,604
Central and South America	164,553	146,245
Other international	22,435	22,924
Total property, plant and equipment, net	$397,029	$390,773